Consolidated Statements of Net (Loss) Earnings (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest income	$ 54	$ 18	$ 4